Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Common stock – Class A
Common stock, par value (in Dollars per share)	$ 0.021848	$ 0.021848
Common stock, shares authorized	4,736,111	4,736,111
Common stock, shares issued	2,210,683	836,933
Common stock, shares outstanding	2,210,683	836,933
Common stock – Class B
Common stock, par value (in Dollars per share)	$ 0.021848	$ 0.021848
Common stock, shares authorized	1,513,889	1,513,889
Common stock, shares issued	1,388,888	1,388,888
Common stock, shares outstanding	1,388,888	1,388,888